Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of inventories
Raw materials	$ 1,378	$ 1,532	$ 1,543
Work-in-progress	4,012	3,590	4,585
Finished goods	64,143	59,328	31,772
Total inventory	$ 69,533	$ 64,450	$ 37,900